S000069740 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares US Small Cap Value Factor ETF | iShares US Small Cap Value Factor ETF
Prospectus [Line Items]
Annual Return [Percent]	8.25%	7.61%	12.32%	(10.11%)	33.32%